EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARE [abstract]
Schedule of earnings per share
	2015	2016	2017

Earnings
Profit for the purpose of basic and diluted earnings per share calculation	20,246	637	24,677

Number of shares
Number of ordinary shares for the purpose of basic earnings per share calculation	44,647,455,984	44,647,455,984	44,647,455,984

Effect of dilutive potential ordinary shares under the share option schemes	37,363,069	11,684,504	4,101,969

Weighted average number of ordinary shares for the purpose of diluted earnings per share	44,684,819,053	44,659,140,488	44,651,557,953

Earnings per share:
Basic (RMB Yuan)	0.45	0.01	0.55
Diluted (RMB Yuan)	0.45	0.01	0.55